Expenses - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Expenses [Line Items]
Share-based compensation expense (recovery)	$ 15,398	$ (1,160)
Revenue	4,311,188	4,414,559
Atlas Methanol Company Unlimited
Expenses [Line Items]
Revenue	$ 532,456	$ 620,236